SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Cash to invest in private investment	$ 3,000,000
Fair value change	$ 4,393